SEGMENT INFORMATION - Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item
Assets	$ 117,470	$ 110,495	$ 117,271
Deferred tax assets	5,224	4,822
Plant, other property and equipment	10,830	10,727
Pension assets	3,034	1,734
Business Segments
Segment Reporting, Asset Reconciling Item
Assets	98,534	91,999	93,933
Internal transactions
Segment Reporting, Asset Reconciling Item
Assets	(5,670)	(4,709)	(5,193)
Unallocated amounts
Segment Reporting, Asset Reconciling Item
Cash and marketable securities	6,752	6,634	7,182
Notes and accounts receivable	2,660	2,333	4,253
Deferred tax assets	5,078	4,693	6,465
Plant, other property and equipment	2,656	2,650	2,169
Pension assets	3,034	1,734	2,160
Other	$ 4,425	$ 5,161	$ 6,303